Financial instruments - additional information - Maturity analysis of investment contracts (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Investment contract liabilities	$ 5,535	$ 5,142
Policyholder Liabilities Amount	385,678
Continuing and discontinued operations
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Investment contract liabilities		110,339	$ 112,378
Policyholder Liabilities Amount		521,286
Investment contracts
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	22,755	19,114
Investment contracts | Expected to be settled within one year
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	1,557	1,409
Investment contracts | 1 to 5 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	5,197	4,779
Investment contracts | 5 years to 10 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	3,866	3,352
Investment contracts | After 10 years to 15 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	3,049	2,487
Investment contracts | After 15 years to 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	3,196	2,830
Investment contracts | Over 20 years
Maturity profile for investment contracts on undiscounted cash flow projections of expected benefit payments
Undiscounted value	$ 5,890	$ 4,257